UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-07443

Name of Registrant: Vanguard Whitehall Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: October 31st

Date of reporting period: July 31, 2013

Item 1: Schedule of Investments

Vanguard International Explorer Fund

Schedule of Investments
As of July 31, 2013

		Market
		Value
	Shares	($000)
Common Stocks (93.1%)[1]
Australia (4.3%)
Amcor Ltd.	1,617,810	15,375
Computershare Ltd.	1,596,703	14,038
Mirvac Group	9,338,318	13,758
Iluka Resources Ltd.	1,285,696	12,713
Ansell Ltd.	761,702	12,692
Incitec Pivot Ltd.	3,205,064	7,574
PanAust Ltd.	2,114,958	3,723
^,* Mesoblast Ltd.	617,926	3,259
Domino's Pizza Enterprises Ltd.	95,440	996
SAI Global Ltd.	273,888	933
* Karoon Gas Australia Ltd.	144,274	734
Nufarm Ltd.	140,541	568
Tox Free Solutions Ltd.	163,864	480
* Transpacific Industries Group Ltd.	548,611	422
Sims Metal Management Ltd.	40,961	330
		87,595
Austria (1.4%)
^ Mayr Melnhof Karton AG	135,000	14,791
Rosenbauer International AG	100,000	7,039
Kapsch TrafficCom AG	70,000	2,986
Schoeller-Bleckmann Oilfield Equipment AG	11,401	1,344
Andritz AG	22,075	1,193
Zumtobel AG	92,235	1,133
		28,486
Belgium (0.1%)
D'ieteren SA/NV	37,250	1,690
Cie d'Entreprises CFE	19,112	1,160
		2,850
Brazil (0.5%)
BR Properties SA	593,450	4,917
Cia Hering	335,430	4,499
* Magazine Luiza SA	182,300	408
Arezzo Industria e Comercio SA	24,600	384
		10,208
Canada (0.0%)
* Niko Resources Ltd.	6,173	43

China (2.0%)
Yuexiu Transport Infrastructure Ltd.	18,546,000	9,488
Shenzhou International Group Holdings Ltd.	2,766,000	7,826
^ Baoxin Auto Group Ltd.	10,625,500	7,798
Jiangsu Expressway Co. Ltd.	7,356,000	7,643
Minth Group Ltd.	1,032,000	1,835
Dah Chong Hong Holdings Ltd.	2,367,000	1,790
Parkson Retail Group Ltd.	3,956,500	1,571
* WuXi PharmaTech Cayman Inc. ADR	33,900	753
Microport Scientific Corp.	775,000	622

Shanghai Fosun Pharmaceutical Group Co. Ltd.	273,000	477
		39,803
Denmark (2.9%)
* Jyske Bank A/S	500,000	21,902
* Sydbank A/S	850,000	19,012
* Matas A/S	498,762	10,858
* Auriga Industries Class B	150,000	4,305
DSV A/S	55,947	1,466
Rockwool International A/S Class B	6,498	1,027
H Lundbeck A/S	39,672	799
		59,369
Finland (0.1%)
F-Secure Oyj	878,186	1,977
Tikkurila Oyj	39,890	876
		2,853
France (4.1%)
Groupe Eurotunnel SA	2,600,000	20,397
Bourbon SA	542,327	14,727
Medica SA	650,000	13,365
Saft Groupe SA	399,516	9,869
Eurofins Scientific	25,700	5,630
Alten SA	145,000	5,396
Lectra	600,000	4,628
* Inside Secure SA	669,300	2,006
Eurazeo	25,930	1,666
Wendel SA	14,131	1,634
Imerys SA	22,503	1,488
AtoS	14,312	1,077
Vallourec SA	13,187	779
* Groupe Fnac	28,000	629
		83,291
Germany (7.1%)
Freenet AG	1,250,000	29,815
* Tom Tailor Holding AG	720,800	15,702
* SAF-Holland SA	1,240,000	14,344
Delticom AG	290,000	14,204
XING AG	160,000	11,716
* Tipp24 SE	190,000	10,902
MTU Aero Engines AG	87,654	7,963
Sartorius AG Prior Pfd.	60,000	6,577
STRATEC Biomedical AG	142,136	5,268
* Deutsche Annington Immobilien SE	211,906	5,117
RIB Software AG	590,000	3,805
CANCOM SE	110,482	3,685
^ VTG AG	180,000	3,375
Wirecard AG	95,000	2,930
* Prime Office REIT-AG	567,000	2,512
Grenkeleasing AG	13,347	1,227
ElringKlinger AG	17,730	656
Rheinmetall AG	13,236	612
Gildemeister AG	24,130	561
* Osram Licht AG	14,102	550
KUKA AG	12,410	548
Wacker Chemie AG	5,412	528
		142,597

Hong Kong (1.5%)
Techtronic Industries Co.	7,639,500	18,660
Yue Yuen Industrial Holdings Ltd.	2,613,500	7,189
Johnson Electric Holdings Ltd.	5,599,000	3,327
ASM Pacific Technology Ltd.	61,700	670
Dah Sing Banking Group Ltd.	300,000	348
Sitoy Group Holdings Ltd.	695,000	279
		30,473
India (2.9%)
* Idea Cellular Ltd.	6,031,093	16,740
* Gujarat Pipavav Port Ltd.	15,036,675	11,808
Shriram Transport Finance Co. Ltd.	720,522	7,472
Apollo Hospitals Enterprise Ltd.	470,010	7,247
Multi Commodity Exchange of India Ltd.	509,658	5,339
McLeod Russel India Ltd.	883,951	4,167
Emami Ltd.	523,260	4,022
Ashok Leyland Ltd.	9,984,208	2,230
		59,025
Indonesia (0.4%)
Ciputra Property Tbk PT	73,359,500	6,556
* Matahari Department Store Tbk PT	370,500	449
		7,005
Ireland (3.4%)
Smurfit Kappa Group plc	1,250,000	25,280
Grafton Group plc	2,100,000	17,135
^ Irish Continental Group plc	375,000	11,491
Glanbia plc	650,000	8,501
IFG Group plc	3,312,005	5,749
		68,156
Isle of Man (0.3%)
* Lamprell plc	2,700,000	5,953

Italy (3.5%)
Prysmian SPA	800,000	16,265
Amplifon SPA	3,100,000	15,524
* Sorin SPA	4,000,000	10,898
Azimut Holding SPA	388,017	8,719
Credito Emiliano SPA	800,000	4,399
De'Longhi SPA	220,000	3,514
Danieli & C Officine Meccaniche SPA	190,000	3,309
Cairo Communication SPA	290,000	1,605
* Yoox SPA	43,485	1,142
Pirelli & C. SPA	80,512	1,057
Brunello Cucinelli SPA	34,430	933
Beni Stabili SPA	1,342,670	869
Salvatore Ferragamo SPA	19,490	668
* Safilo Group SPA	32,215	663
Immobiliare Grande Distribuzione	393,649	414
		69,979
Japan (18.3%)
Tokai Tokyo Financial Holdings Inc.	2,239,900	16,610
NEC Networks & System Integration Corp.	667,000	14,568
Aica Kogyo Co. Ltd.	731,600	14,123
Nihon Parkerizing Co. Ltd.	678,000	13,452
Tsuruha Holdings Inc.	141,800	13,040

Nippon Soda Co. Ltd.	2,201,000	12,574
Nitta Corp.	639,300	12,467
Nichi-iko Pharmaceutical Co. Ltd.	572,900	12,319
Unipres Corp.	620,300	12,174
Musashi Seimitsu Industry Co. Ltd.	480,300	12,089
JSP Corp.	732,000	11,987
Arcs Co. Ltd.	646,400	11,908
^ Kuroda Electric Co. Ltd.	830,900	11,573
Asahi Diamond Industrial Co. Ltd.	967,000	9,980
Trusco Nakayama Corp.	469,300	9,506
Hitachi High-Technologies Corp.	387,400	8,443
Daibiru Corp.	803,600	8,428
Koito Manufacturing Co. Ltd.	430,000	8,292
Lintec Corp.	432,600	8,157
Kureha Corp.	2,390,000	7,990
Kissei Pharmaceutical Co. Ltd.	398,000	7,723
Takasago International Corp.	1,482,000	7,543
^ Modec Inc.	257,100	7,524
Mitsui Sugar Co. Ltd.	2,314,000	7,507
Plenus Co. Ltd.	420,400	7,216
Nabtesco Corp.	306,400	6,415
Glory Ltd.	261,200	6,122
Tsutsumi Jewelry Co. Ltd.	265,500	6,119
Hitachi Transport System Ltd.	416,800	5,984
Yushin Precision Equipment Co. Ltd.	304,400	5,601
Sumitomo Real Estate Sales Co. Ltd.	102,050	5,514
Capcom Co. Ltd.	304,100	5,402
Tsumura & Co.	189,400	5,395
Eagle Industry Co. Ltd.	392,000	5,339
Icom Inc.	130,500	3,042
Shinko Plantech Co. Ltd.	355,400	2,780
Nafco Co. Ltd.	121,200	2,298
Nikkiso Co. Ltd.	159,000	1,993
^ Nippon Thompson Co. Ltd.	349,000	1,668
IHI Corp.	378,000	1,590
Kakaku.com Inc.	43,100	1,492
Yamato Kogyo Co. Ltd.	45,800	1,484
Mitsubishi UFJ Lease & Finance Co. Ltd.	278,500	1,424
Amada Co. Ltd.	189,000	1,356
Shinsei Bank Ltd.	581,000	1,289
Hoshizaki Electric Co. Ltd.	36,900	1,283
Hitachi Metals Ltd.	106,000	1,273
Nihon Nohyaku Co. Ltd.	128,000	1,270
Nifco Inc.	46,600	1,268
Mori Seiki Co. Ltd.	97,700	1,265
Shionogi & Co. Ltd.	58,000	1,177
Fujikura Kasei Co. Ltd.	227,000	1,067
Mitsubishi Gas Chemical Co. Inc.	143,000	1,057
Pigeon Corp.	22,400	1,054
Japan Petroleum Exploration Co.	23,200	995
Yokogawa Electric Corp.	75,700	979
Sega Sammy Holdings Inc.	41,700	970
Denyo Co. Ltd.	67,100	953
SCSK Corp.	45,800	933
GLP J-Reit	918	899
Zenkoku Hosho Co. Ltd.	25,200	882
Don Quijote Co. Ltd.	16,800	879

THK Co. Ltd.	41,800	870
Message Co. Ltd.	342	839
Yaskawa Electric Corp.	69,000	822
Hulic Co. Ltd.	67,700	810
Tokyo Tomin Bank Ltd.	77,400	798
Tenma Corp.	57,400	738
^ Ferrotec Corp.	155,300	713
Nippon Shinyaku Co. Ltd.	40,000	681
Shizuoka Gas Co. Ltd.	96,500	679
Sanrio Co. Ltd.	13,800	672
Ichiyoshi Securities Co. Ltd.	48,300	634
Tamron Co. Ltd.	31,000	621
Makino Milling Machine Co. Ltd.	102,000	594
Internet Initiative Japan Inc.	17,100	587
Nippon Shokubai Co. Ltd.	44,000	455
IBJ Leasing Co. Ltd.	14,300	422
^ Pocket Card Co. Ltd.	50,900	379
Sumco Corp.	35,700	315
Aeon Mall Co. Ltd.	12,180	303
		369,636
Luxembourg (0.1%)
* Reinet Investments SCA	62,416	1,216
2 O'Key Group SA GDR	72,848	942
		2,158
Malaysia (0.3%)
Bursa Malaysia Bhd.	2,412,500	5,788

Mexico (0.1%)
Fibra Uno Administracion SA de CV	301,500	962
Grupo Sanborns SA de CV	304,100	704
		1,666
Netherlands (2.6%)
Delta Lloyd NV	1,717,510	37,116
Koninklijke Ten Cate NV	350,000	8,457
Unit4 NV	205,000	6,937
USG People NV	75,020	559
		53,069
New Zealand (0.8%)
Fletcher Building Ltd.	1,340,581	8,701
Chorus Ltd.	3,646,279	7,863
		16,564
Norway (3.5%)
* Storebrand ASA	4,950,000	28,459
Borregaard ASA	4,990,000	21,036
Schibsted ASA	200,000	10,187
Prosafe SE	550,000	5,513
* Polarcus Ltd.	3,000,000	2,501
Kongsberg Gruppen AS	77,200	1,448
Petroleum Geo-Services ASA	53,379	717
		69,861
Singapore (1.9%)
UOL Group Ltd.	2,322,000	12,754
Mapletree Industrial Trust	9,634,880	10,221
Sembcorp Industries Ltd.	1,549,000	6,184
First Resources Ltd.	4,598,000	6,071

Vard Holdings Ltd.	3,102,000	2,010
Indofood Agri Resources Ltd.	886,000	617
		37,857
South Korea (1.9%)
Hankook Tire Co. Ltd.	340,370	18,207
BS Financial Group Inc.	613,600	8,759
^ Halla Visteon Climate Control Corp.	293,780	8,707
Amorepacific Corp.	1,031	869
Green Cross Corp.	7,247	845
CJ O Shopping Co. Ltd.	2,267	738
		38,125
Sweden (1.6%)
Loomis AB Class B	800,354	17,161
Byggmax Group AB	2,100,000	12,977
Opus Group AB	1,040,427	1,046
Concentric AB	52,262	616
		31,800
Switzerland (6.2%)
Helvetia Holding AG	67,000	29,913
Kuoni Reisen Holding AG	72,751	26,211
Forbo Holding AG	28,950	20,907
Clariant AG	1,150,000	17,978
* Gategroup Holding AG	617,396	13,948
Orior AG	200,000	11,056
* Dufry AG	10,922	1,429
Tecan Group AG	14,605	1,407
Partners Group Holding AG	4,964	1,315
Aryzta AG	12,720	785
Actelion Ltd.	8,112	539
		125,488
Taiwan (1.1%)
Giant Manufacturing Co. Ltd.	1,381,000	10,440
CTCI Corp.	3,710,000	6,672
Lung Yen Life Service Corp.	1,867,000	5,755
		22,867
Thailand (0.3%)
Hemaraj Land and Development PCL	62,202,400	6,644

United Kingdom (19.9%)
DCC plc	570,000	23,126
Telecom Plus plc	850,000	17,060
CSR plc	1,800,000	15,571
WS Atkins plc	825,000	14,548
* Sports Direct International plc	1,300,000	13,027
Grainger plc	4,915,405	13,015
Dechra Pharmaceuticals plc	1,200,000	12,487
SIG plc	4,500,000	12,438
Millennium & Copthorne Hotels plc	1,400,000	11,790
Inchcape plc	1,300,000	11,279
Elementis plc	2,943,092	11,215
Premier Oil plc	2,000,000	10,997
John Wood Group plc	772,222	10,603
Persimmon plc	560,045	10,525
Daily Mail & General Trust plc	825,000	10,138
Ashtead Group plc	850,000	9,119

Ultra Electronics Holdings plc	328,733	9,078
IG Group Holdings plc	1,018,094	8,930
Berkeley Group Holdings plc	258,043	8,864
^ Kier Group plc	382,637	8,641
Spirit Pub Co. plc	7,000,000	8,286
Travis Perkins plc	300,000	7,763
TalkTalk Telecom Group plc	2,000,000	7,522
Berendsen plc	600,000	7,460
Devro plc	1,500,000	7,137
Senior plc	1,650,000	6,675
Ricardo plc	1,000,000	6,610
London Stock Exchange Group plc	250,000	5,966
* LMS Capital plc	5,005,187	5,929
Eco Animal Health Group plc	1,618,166	5,733
Halma plc	675,000	5,710
QinetiQ Group plc	2,000,000	5,633
Invensys plc	729,000	5,523
Micro Focus International plc	450,000	5,440
* Findel plc	1,600,365	4,972
Bodycote plc	525,000	4,942
A.G.BARR plc	600,000	4,938
Photo-Me International plc	3,400,000	4,832
Domino Printing Sciences plc	500,000	4,822
Synthomer plc	1,600,000	4,793
N Brown Group plc	530,000	4,172
Victrex plc	180,000	4,130
Oxford Instruments plc	185,000	4,029
* Gulfsands Petroleum plc	3,581,812	3,215
RM plc	2,034,198	2,599
Babcock International Group plc	136,394	2,441
TT electronics plc	750,000	1,949
* Mothercare plc	240,030	1,520
Savills plc	143,697	1,379
James Fisher & Sons plc	86,412	1,378
Direct Line Insurance Group plc	380,782	1,315
Informa plc	152,308	1,217
Mears Group plc	172,450	1,054
Debenhams plc	603,891	996
De La Rue plc	64,575	970
Hansteen Holdings plc	671,430	959
Domino's Pizza Group plc	98,789	858
Tyman plc	237,134	840
Computacenter plc	108,180	800
Hunting plc	57,415	722
* Ophir Energy plc	115,460	662
* Thomas Cook Group plc	272,533	635
Booker Group plc	309,417	622
Hays plc	356,532	560
Keller Group plc	30,665	518
Chemring Group plc	84,895	397
AZ Electronic Materials SA	70,053	326
* Pinnacle Staffing Group plc	673,983	—
		403,400
Total Common Stocks (Cost $1,558,331)		1,882,609

	Coupon
Temporary Cash Investments (8.1%)[1]
Money Market Fund (7.4%)
[3,4] Vanguard Market Liquidity Fund	0.124%		150,794,924	150,795

			Face
		Maturity	Amount
		Date	($000)
Repurchase Agreement (0.2%)
Goldman Sachs & Co.
(Dated 7/31/13, Repurchase Value
$4,200,000, collateralized by Federal
National Mortgage Assn. 3.000%-5.000%,
2/1/26-2/1/42, Federal Home Loan
Mortgage Corp. 2.431%-4.500%, 7/1/41-
1/1/42, with a value of $4,284,000)	0.090%	8/1/13	4,200	4,200

U.S. Government and Agency Obligations (0.5%)
5 Fannie Mae Discount Notes	0.065%	8/28/13	1,000	1,000
[5,6,7]Fannie Mae Discount Notes	0.095%	10/16/13	5,000	4,999
[5,6] Fannie Mae Discount Notes	0.098%	11/6/13	2,150	2,149
[5,6] Freddie Mac Discount Notes	0.095%	11/18/13	1,600	1,599
				9,747
Total Temporary Cash Investments (Cost $164,742)				164,742
Total Investments (101.2%) (Cost $1,723,073)				2,047,351
Other Assets and Liabilities-Net (-1.2%)[4]				(24,501)
Net Assets (100%)				2,022,850

^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $27,917,000.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 96.3% and 4.9%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2013, the value of this security represented 0.0% of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $29,349,000 of collateral received for securities on loan.
5 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6 Securities with a value of $3,899,000 have been segregated as initial margin for open futures contracts.
7 Securities with a value of $336,000 have been segregated as collateral for open forward currency contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
REIT—Real Estate Investment Trust.

International Explorer Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Repurchase Agreements: The fund may enter into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of pre-qualified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

International Explorer Fund

The following table summarizes the market value of the fund's investments as of July 31, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	12,670	1,869,939	—
Temporary Cash Investments	150,795	13,947	—
Futures Contracts—Liabilities[1]	(465)	—	—
Forward Currency Contracts—Assets	—	393	—
Forward Currency Contracts—Liabilities	—	(943)	—
Total	163,000	1,883,336	—
1 Represents variation margin on the last day of the reporting period.

E. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

The fund may enter into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts or to protect the value of securities and related receivables and payables against changes in foreign exchange rates. The primary risk associated with the fund's use of these contracts is that a counterparty will fail to fulfill its obligation to pay gains due to the fund under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability). Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange; monitors the financial strength of its clearing brokers and clearinghouse; and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s

International Explorer Fund

performance and requires daily settlement of variation margin representing changes in the market value of each contract.

At July 31, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
Topix Index	September 2013	192	21,971	34
Dow Jones EURO STOXX 50 Index	September 2013	533	19,506	777
S&P ASX 200 Index	September 2013	145	16,299	786
FTSE 100 Index	September 2013	79	7,861	357

Unrealized appreciation (depreciation) on open Dow Jones EURO STOXX 50 Index and FTSE 100 Index futures contracts is required to be treated as realized gain (loss) for tax purposes.

At July 31, 2013, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

			Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
Brown Brothers Harriman & Co.	9/24/13	AUD	17,416	USD	16,229	(634)
Brown Brothers Harriman & Co.	9/18/13	JPY	1,073,651	USD	11,091	(122)
Brown Brothers Harriman & Co.	9/18/13	JPY	1,093,974	USD	10,972	204
Brown Brothers Harriman & Co.	9/25/13	EUR	7,231	USD	9,697	(75)
Brown Brothers Harriman & Co.	9/25/13	EUR	7,074	USD	9,224	188
Brown Brothers Harriman & Co.	9/25/13	GBP	5,000	USD	7,714	(111)

AUD—Australian dollar.
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

F. At July 31, 2013, the cost of investment securities for tax purposes was $1,733,290,000. Net unrealized appreciation of investment securities for tax purposes was $314,061,000, consisting of unrealized gains of $412,924,000 on securities that had risen in value since their purchase and $98,863,000 in unrealized losses on securities that had fallen in value since their purchase.

Mid-Cap Growth Fund

Schedule of Investments
As of July 31, 2013

			Market
			Value
		Shares	($000)
Common Stocks (95.1%)[1]
Consumer Discretionary (21.1%)
	Dick's Sporting Goods Inc.	883,025	45,396
*	O'Reilly Automotive Inc.	316,400	39,632
	Group 1 Automotive Inc.	471,460	34,318
*	Dollar General Corp.	585,526	32,011
	Hanesbrands Inc.	496,445	31,504
*	Bed Bath & Beyond Inc.	376,300	28,776
	Harley-Davidson Inc.	465,300	26,415
	Carter's Inc.	344,675	24,582
	Interpublic Group of Cos. Inc.	1,421,755	23,388
	Wyndham Worldwide Corp.	366,825	22,853
*	Select Comfort Corp.	994,523	22,725
	VF Corp.	111,825	22,030
*	Lululemon Athletica Inc.	279,000	19,410
*	Fossil Group Inc.	176,100	19,353
*	MGM Resorts International	1,171,250	19,103
	Guess? Inc.	512,695	17,268
	Six Flags Entertainment Corp.	467,750	17,209
*	Chipotle Mexican Grill Inc. Class A	40,600	16,738
	GNC Holdings Inc. Class A	306,375	16,170
	PVH Corp.	122,250	16,111
	Ralph Lauren Corp. Class A	88,430	16,100
	DR Horton Inc.	774,410	15,566
	Williams-Sonoma Inc.	230,200	13,550
	Domino's Pizza Inc.	215,106	13,461
	Harman International Industries Inc.	178,513	10,805
*	Jack in the Box Inc.	258,500	10,363
	Lennar Corp. Class A	272,350	9,224
			584,061
Consumer Staples (2.6%)
	Mead Johnson Nutrition Co.	405,000	29,500
*	Green Mountain Coffee Roasters Inc.	368,145	28,414
	McCormick & Co. Inc.	190,900	13,670
			71,584
Energy (5.3%)
	Oceaneering International Inc.	282,250	22,888
*	Denbury Resources Inc.	1,224,800	21,434
	Helmerich & Payne Inc.	318,333	20,119
	Range Resources Corp.	246,000	19,458
*	Concho Resources Inc.	206,190	18,493
*	FMC Technologies Inc.	337,400	17,983
*	Gulfport Energy Corp.	264,650	14,079
	Cabot Oil & Gas Corp.	169,265	12,834
			147,288
Exchange-Traded Fund (0.3%)
^,2 Vanguard Mid-Cap ETF		82,700	8,318

Financials (12.8%)
*	Affiliated Managers Group Inc.	249,480	44,994

* Signature Bank	461,600	42,259
* IntercontinentalExchange Inc.	158,660	28,948
Huntington Bancshares Inc.	3,170,390	27,107
Invesco Ltd.	807,013	25,978
Regions Financial Corp.	2,417,125	24,195
First Republic Bank	503,300	21,738
Discover Financial Services	416,060	20,599
T. Rowe Price Group Inc.	262,300	19,735
LPL Financial Holdings Inc.	509,784	19,402
Zions Bancorporation	620,034	18,378
* CIT Group Inc.	342,210	17,148
SEI Investments Co.	541,625	17,121
Lazard Ltd. Class A	403,110	14,657
XL Group plc Class A	411,515	12,901
		355,160
Health Care (12.5%)
Perrigo Co.		51,401
* IDEXX Laboratories Inc.	493,455	48,354
* HMS Holdings Corp.	1,501,936	36,332
* HealthSouth Corp.	912,331	29,706
* BioMarin Pharmaceutical Inc.	432,875	27,985
* Sirona Dental Systems Inc.	345,105	24,364
* Mettler-Toledo International Inc.	103,170	22,759
* MEDNAX Inc.	196,958	19,188
* Covance Inc.	224,650	18,534
* Alexion Pharmaceuticals Inc.	132,325	15,380
Cooper Cos. Inc.	116,937	14,892
* Waters Corp.	147,180	14,856
* ICON plc	341,600	13,398
* Team Health Holdings Inc.	190,810	7,674
		344,823
Industrials (19.2%)
AMETEK Inc.	994,330	46,018
* Stericycle Inc.	341,590	39,604
* B/E Aerospace Inc.	484,180	33,752
* Clean Harbors Inc.	521,800	29,450
* Jacobs Engineering Group Inc.	461,600	27,327
Equifax Inc.	416,100	26,310
JB Hunt Transport Services Inc.	330,900	24,794
TransDigm Group Inc.	168,300	24,334
Graco Inc.	330,900	23,090
* Hertz Global Holdings Inc.	883,200	22,619
* United Rentals Inc.	382,820	21,943
Waste Connections Inc.	489,315	21,168
* IHS Inc. Class A	184,650	20,271
* Old Dominion Freight Line Inc.	443,140	19,356
* WESCO International Inc.	255,415	19,355
Nordson Corp.	264,650	19,097
Actuant Corp. Class A	464,675	16,408
* Verisk Analytics Inc. Class A	243,110	15,647
* Alaska Air Group Inc.	243,125	14,872
* Genesee & Wyoming Inc. Class A	163,095	14,623
Flowserve Corp.	230,800	13,082
Hubbell Inc. Class B	100,325	10,770
MSC Industrial Direct Co. Inc. Class A	116,950	9,467
Fastenal Co.	188,835	9,255

	KAR Auction Services Inc.			267,725	6,811
	West Corp.			50,407	1,107
					530,530
Information Technology (19.1%)
	Amphenol Corp. Class A			628,785	49,397
*	Trimble Navigation Ltd.			1,702,622	48,593
*	Citrix Systems Inc.			536,600	38,646
	Genpact Ltd.			1,606,922	32,765
*	Vantiv Inc. Class A			1,252,625	32,681
*	NCR Corp.			899,200	32,371
*	SolarWinds Inc.			821,200	29,144
*	CoStar Group Inc.			169,679	26,563
*	FleetCor Technologies Inc.			234,623	21,062
*	VeriSign Inc.			400,400	19,155
^	FactSet Research Systems Inc.			167,800	18,320
*	PTC Inc.			657,580	17,807
*	Pandora Media Inc.			961,100	17,627
*	Informatica Corp.			459,200	17,528
	FEI Co.			210,488	16,302
*	ON Semiconductor Corp.			1,929,525	15,899
*	Akamai Technologies Inc.			310,500	14,656
*	Cognizant Technology Solutions Corp. Class A			183,125	13,257
*	Equinix Inc.			73,145	13,119
*	Guidewire Software Inc.			298,300	13,054
*	NeuStar Inc. Class A			184,327	10,337
*	Red Hat Inc.			135,300	7,005
*	Gartner Inc.			110,300	6,619
*	Autodesk Inc.			184,325	6,523
*	Semtech Corp.			182,145	5,510
*	RealPage Inc.			182,442	3,678
					527,618
Materials (1.4%)
	Airgas Inc.			261,512	26,991
	Cytec Industries Inc.			160,300	12,487
					39,478
Telecommunication Services (0.8%)
*	SBA Communications Corp. Class A			301,875	22,366

Total Common Stocks (Cost $1,992,339)					2,631,226

		Coupon
Temporary Cash Investments (5.2%)[1]
Money Market Fund (5.0%)
[3,4] Vanguard Market Liquidity Fund		0.124%		139,095,885	139,096

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.2%)
[5,6] Fannie Mae Discount Notes		0.110%	8/21/13	500	500
[6,7] Federal Home Loan Bank Discount Notes		0.110%	9/20/13	200	200
[6,7] Federal Home Loan Bank Discount Notes		0.090%	10/11/13	2,800	2,799
[6,7] Federal Home Loan Bank Discount Notes		0.100%	11/13/13	250	250
[5,6] Freddie Mac Discount Notes		0.100%	11/12/13	1,000	1,000

[5,6] Freddie Mac Discount Notes	0.105%	12/9/13	1,000	999
				5,748
Total Temporary Cash Investments (Cost $144,843)				144,844
Total Investments (100.3%) (Cost $2,137,182)				2,776,070
Other Assets and Liabilities-Net (-0.3%)[4]				(9,041)
Net Assets (100%)				2,767,029

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $4,732,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 98.6% and 1.7%, respectively, of net assets.
2 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $4,811,000 of collateral received for securities on loan.
5 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6 Securities with a value of $3,849,000 have been segregated as initial margin for open futures contracts.
7 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of July 31, 2013, based on the inputs used to value them:

Mid-Cap Growth Fund

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	2,631,226	—	—
Temporary Cash Investments	139,096	5,748	—
Futures Contracts—Assets[1]	95	—	—
Futures Contracts—Liabilities[1]	(53)	—	—
Total	2,770,364	5,748	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability). Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange; monitors the financial strength of its clearing brokers and clearinghouse; and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

At July 31, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P MidCap 400 Index	September 2013	638	78.442	3,384
S&P 500 Index	September 2013	45	18,906	708
E-mini S&P 500 Index	September 2013	15	1,260	(6)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At July 31, 2013, the cost of investment securities for tax purposes was $2,137,182,000. Net unrealized appreciation of investment securities for tax purposes was $638,888,000, consisting of unrealized gains of $647,723,000 on securities that had risen in value since their purchase and $8,835,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Selected Value Fund

Schedule of Investments
As of July 31, 2013

		Market
		Value
	Shares	($000)
Common Stocks (88.8%)[1]
Consumer Discretionary (13.9%)
Royal Caribbean Cruises Ltd.	4,381,625	166,896
Hanesbrands Inc.	2,425,900	153,948
Delphi Automotive plc	2,502,100	134,413
International Game Technology	6,355,500	117,386
L Brands Inc.	2,019,300	112,616
Newell Rubbermaid Inc.	2,573,200	69,528
Rent-A-Center Inc.	1,480,017	59,186
Dillard's Inc. Class A	384,196	32,438
* CST Brands Inc.	22,277	726
		847,137
Consumer Staples (3.0%)
Lorillard Inc.	2,164,800	92,069
Reynolds American Inc.	1,816,200	89,775
		181,844
Energy (6.6%)
Murphy Oil Corp.	1,703,700	115,374
Seadrill Ltd.	2,525,300	107,780
* WPX Energy Inc.	5,087,254	97,726
Golar LNG Ltd.	1,458,447	50,360
Nabors Industries Ltd.	835,000	12,851
Noble Corp.	223,000	8,519
Valero Energy Corp.	200,500	7,172
*,^ Overseas Shipholding Group Inc.	472,900	1,915
		401,697
Financials (24.1%)
XL Group plc Class A	5,800,581	181,848
Fifth Third Bancorp	6,878,400	132,272
Discover Financial Services	2,498,800	123,716
Capital One Financial Corp.	1,718,600	118,618
SLM Corp.	4,618,000	114,111
New York Community Bancorp Inc.	7,398,700	112,238
Ameriprise Financial Inc.	1,132,200	100,766
Willis Group Holdings plc	2,295,100	98,230
CNA Financial Corp.	2,730,982	96,977
* CIT Group Inc.	1,796,500	90,023
People's United Financial Inc.	5,743,900	86,158
First Niagara Financial Group Inc.	7,443,000	79,566
Unum Group	1,990,890	62,992
Everest Re Group Ltd.	357,437	47,728
American National Insurance Co.	164,858	18,546
		1,463,789
Health Care (9.0%)
Omnicare Inc.	2,898,800	153,028
Cardinal Health Inc.	2,706,500	135,569
Cigna Corp.	1,736,600	135,159
St. Jude Medical Inc.	2,330,800	122,111
		545,867

	Industrials (14.1%)
	Pentair Ltd.			2,277,600	139,116
	Eaton Corp. plc			1,743,200	120,194
	Stanley Black & Decker Inc.			1,299,700	109,981
	SPX Corp.			1,251,800	95,650
	Southwest Airlines Co.			6,493,030	89,798
	L-3 Communications Holdings Inc.			705,200	65,689
*	Air France-KLM ADR			7,473,685	60,761
*	JetBlue Airways Corp.			7,389,729	48,329
*	AerCap Holdings NV			2,322,811	40,696
	ITT Corp.			1,221,000	38,144
	Exelis Inc.			2,204,200	32,578
	Xylem Inc.			667,200	16,633
					857,569
	Information Technology (9.7%)
	CA Inc.			4,567,100	135,826
*	Micron Technology Inc.			10,000,000	132,500
	Total System Services Inc.			4,687,778	128,492
*	Ingram Micro Inc.			4,419,111	100,888
	Molex Inc.			2,317,900	69,143
*	Celestica Inc.			2,025,000	21,424
					588,273
	Materials (4.0%)
	Rockwood Holdings Inc.			1,824,487	123,572
	Yamana Gold Inc.			10,592,246	111,219
*	Coeur Mining Inc.			825,000	11,063
					245,854
	Utilities (4.4%)
	CenterPoint Energy Inc.			2,573,900	63,884
	Xcel Energy Inc.			1,929,600	57,792
	Pinnacle West Capital Corp.			886,500	52,215
	ONEOK Inc.			768,900	40,713
	Exelon Corp.			1,113,003	34,047
	NRG Energy Inc.			796,234	21,355
					270,006
	Total Common Stocks (Cost $3,708,019)				5,402,036
		Coupon
	Temporary Cash Investments (10.9%)[1]
	Money Market Fund (10.7%)
	[2,3] Vanguard Market Liquidity Fund	0.124%		647,180,000	647,180

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.2%)
4	Fannie Mae Discount Notes	0.085%	8/21/13	2,500	2,500
	[4,5] Fannie Mae Discount Notes	0.120%	9/3/13	1,000	1,000
	[4,6] Federal Home Loan Bank Discount Notes	0.080%	8/7/13	5,000	5,000
	[4,6] Federal Home Loan Bank Discount Notes	0.090%	10/11/13	1,000	1,000
	[4,5] Freddie Mac Discount Notes	0.120%	9/4/13	700	700
	[4,5] Freddie Mac Discount Notes	0.100%-0.130%	9/16/13	1,000	1,000
	[4,5] Freddie Mac Discount Notes	0.110%	10/16/13	2,000	1,999
					13,199
Total Temporary Cash Investments (Cost $660,380)					660,379

Total Investments (99.7%) (Cost $4,368,399)	6,062,415
Other Assets and Liabilities-Net (0.3%)[3]	19,326
Net Assets (100%)	6,081,741

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $811,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 93.3% and 6.4%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $1,002,000 of collateral received for securities on loan.
4 Securities with a value of $8,799,000 have been segregated as initial margin for open futures contracts.
5 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

Selected Value Fund

The following table summarizes the market value of the fund's investments as of July 31, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	5,402,036	—	—
Temporary Cash Investments	647,180	13,199	—
Futures Contracts—Liabilities[1]	(672)	—	—
Total	6,048,544	13,199	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability). Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange; monitors the financial strength of its clearing brokers and clearinghouse; and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

At July 31, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)

			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
S&P 500 Index	September 2013	488	205,021	5,587
E-mini S&P 500 Index	September 2013	790	66,380	(32)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At July 31, 2013, the cost of investment securities for tax purposes was $4,368,399,000. Net unrealized appreciation of investment securities for tax purposes was $1,694,016,000, consisting of unrealized gains of $1,783,950,000 on securities that had risen in value since their purchase and $89,934,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard High Dividend Yield Index Fund

Schedule of Investments
As of July 31, 2013

		Market
		Value
	Shares	($000)
Common Stocks (99.7%)[1]
Basic Materials (3.7%)
EI du Pont de Nemours & Co.	1,229,350	70,921
Dow Chemical Co.	1,598,967	56,028
Freeport-McMoRan Copper & Gold Inc.	1,371,280	38,780
LyondellBasell Industries NV Class A	548,426	37,682
Air Products & Chemicals Inc.	277,745	30,174
International Paper Co.	595,086	28,749
Nucor Corp.	423,696	19,821
Newmont Mining Corp.	655,738	19,672
RPM International Inc.	175,704	6,192
Avery Dennison Corp.	133,051	5,951
Southern Copper Corp.	227,432	5,929
Steel Dynamics Inc.	277,824	4,323
Huntsman Corp.	214,503	3,865
Compass Minerals International Inc.	44,455	3,361
Sensient Technologies Corp.	66,908	2,945
Olin Corp.	102,316	2,497
Commercial Metals Co.	138,615	2,147
Tronox Ltd. Class A	83,250	1,807
Innophos Holdings Inc.	29,121	1,451
AMCOL International Corp.	32,452	1,138
A Schulman Inc.	39,226	1,051
Koppers Holdings Inc.	24,126	933
Gold Resource Corp.	43,767	348
		345,765
Consumer Goods (15.5%)
Procter & Gamble Co.	3,675,225	295,121
Coca-Cola Co.	5,659,210	226,821
Philip Morris International Inc.	2,203,987	196,552
PepsiCo Inc.	2,068,987	172,843
Altria Group Inc.	2,688,334	94,253
Ford Motor Co.	5,151,555	86,958
Kimberly-Clark Corp.	514,589	50,841
General Mills Inc.	865,873	45,025
Kraft Foods Group Inc.	787,479	44,556
Kellogg Co.	334,565	22,162
Lorillard Inc.	507,507	21,584
Reynolds American Inc.	424,513	20,984
ConAgra Foods Inc.	552,594	20,009
Mattel Inc.	459,056	19,294
Stanley Black & Decker Inc.	216,470	18,318
Genuine Parts Co.	208,246	17,074
Clorox Co.	173,667	14,925
Dr Pepper Snapple Group Inc.	272,273	12,726
Campbell Soup Co.	245,486	11,489
Autoliv Inc.	127,448	10,421
Herbalife Ltd.	137,795	9,026
Molson Coors Brewing Co. Class B	179,466	8,984
Hasbro Inc.	155,178	7,138

Leggett & Platt Inc.	190,729	5,991
Nu Skin Enterprises Inc. Class A	67,409	5,638
Tupperware Brands Corp.	64,326	5,421
Flowers Foods Inc.	233,485	5,361
Gentex Corp.	192,358	4,343
B&G Foods Inc.	70,403	2,453
Scotts Miracle-Gro Co. Class A	47,826	2,403
HNI Corp.	57,350	2,186
Schweitzer-Mauduit International Inc.	39,727	2,151
Snyders-Lance Inc.	60,841	1,926
Universal Corp.	31,255	1,916
Steelcase Inc. Class A	118,501	1,806
Vector Group Ltd.	83,208	1,385
Knoll Inc.	56,334	931
American Greetings Corp. Class A	38,151	726
JAKKS Pacific Inc.	26,742	161
		1,471,902
Consumer Services (6.9%)
Wal-Mart Stores Inc.	2,201,854	171,612
McDonald's Corp.	1,342,877	131,709
Walgreen Co.	1,171,656	58,876
Time Warner Cable Inc.	389,208	44,397
Las Vegas Sands Corp.	550,296	30,580
Sysco Corp.	793,930	27,399
Omnicom Group Inc.	345,933	22,233
Carnival Corp.	557,591	20,648
Staples Inc.	888,273	15,118
Kohl's Corp.	276,245	14,635
Wynn Resorts Ltd.	108,946	14,504
H&R Block Inc.	362,588	11,396
Best Buy Co. Inc.	363,861	10,949
Darden Restaurants Inc.	173,509	8,511
Safeway Inc.	321,325	8,287
Gannett Co. Inc.	306,176	7,887
GameStop Corp. Class A	158,963	7,799
Six Flags Entertainment Corp.	142,079	5,227
Cablevision Systems Corp. Class A	250,769	4,687
Cinemark Holdings Inc.	139,645	4,066
Brinker International Inc.	94,608	3,798
Wendy's Co.	411,345	2,925
Cracker Barrel Old Country Store Inc.	29,620	2,900
Guess? Inc.	85,393	2,876
KAR Auction Services Inc.	103,868	2,642
Meredith Corp.	48,075	2,285
Hillenbrand Inc.	83,415	2,068
Regal Entertainment Group Class A	107,363	2,024
Bob Evans Farms Inc.	37,603	1,911
DineEquity Inc.	23,490	1,637
Copa Holdings SA Class A	11,162	1,553
Belo Corp. Class A	104,492	1,490
Valassis Communications Inc.	49,956	1,430
National CineMedia Inc.	75,679	1,371
CEC Entertainment Inc.	23,779	989
CTC Media Inc.	80,296	891
Cato Corp. Class A	31,184	878
Weis Markets Inc.	16,972	852
Harte-Hanks Inc.	54,351	520

Speedway Motorsports Inc.	17,963	332
Schawk Inc. Class A	15,059	207
		656,099
Financials (12.8%)
Wells Fargo & Co.	7,074,329	307,733
JPMorgan Chase & Co.	5,082,308	283,237
PNC Financial Services Group Inc.	703,660	53,513
Prudential Financial Inc.	620,665	49,014
BlackRock Inc.	170,085	47,957
Aflac Inc.	604,615	37,293
BB&T Corp.	929,172	33,162
CME Group Inc.	421,838	31,208
Marsh & McLennan Cos. Inc.	737,464	30,878
Fifth Third Bancorp	1,180,132	22,694
Invesco Ltd.	593,640	19,109
M&T Bank Corp.	150,600	17,599
Principal Financial Group Inc.	394,645	17,112
SLM Corp.	594,365	14,687
NYSE Euronext	324,900	13,698
Western Union Co.	744,899	13,378
Willis Group Holdings plc	231,441	9,906
Huntington Bancshares Inc.	1,126,438	9,631
Cincinnati Financial Corp.	189,724	9,296
New York Community Bancorp Inc.	565,040	8,572
Arthur J Gallagher & Co.	168,254	7,467
Fidelity National Financial Inc. Class A	301,214	7,374
PartnerRe Ltd.	76,582	6,857
People's United Financial Inc.	442,364	6,635
Axis Capital Holdings Ltd.	149,894	6,529
Hudson City Bancorp Inc.	583,816	5,581
Waddell & Reed Financial Inc. Class A	105,940	5,409
Cullen/Frost Bankers Inc.	69,863	5,033
FirstMerit Corp.	217,876	4,885
First Niagara Financial Group Inc.	451,917	4,831
Old Republic International Corp.	320,670	4,634
Protective Life Corp.	105,657	4,578
Validus Holdings Ltd.	114,253	4,048
Hancock Holding Co.	113,204	3,709
Federated Investors Inc. Class B	120,976	3,512
Fulton Financial Corp.	260,648	3,281
Bank of Hawaii Corp.	57,688	3,210
Hanover Insurance Group Inc.	58,884	3,170
StanCorp Financial Group Inc.	59,594	3,164
Endurance Specialty Holdings Ltd.	54,033	2,844
Symetra Financial Corp.	157,878	2,839
Erie Indemnity Co. Class A	34,728	2,791
Valley National Bancorp	253,495	2,624
BankUnited Inc.	84,689	2,561
Capitol Federal Financial Inc.	199,815	2,520
Janus Capital Group Inc.	252,504	2,366
Umpqua Holdings Corp.	139,662	2,352
Glacier Bancorp Inc.	96,263	2,343
FNB Corp.	184,262	2,329
Home Loan Servicing Solutions Ltd.	89,772	2,247
Trustmark Corp.	81,312	2,193
Old National Bancorp	135,491	1,952
Iberiabank Corp.	32,457	1,908

Kemper Corp.	53,966	1,886
BOK Financial Corp.	27,209	1,815
PacWest Bancorp	50,628	1,793
Greenhill & Co. Inc.	35,322	1,778
Northwest Bancshares Inc.	125,524	1,735
National Penn Bancshares Inc.	159,844	1,725
Community Bank System Inc.	48,550	1,628
Mercury General Corp.	36,616	1,618
United Bankshares Inc.	56,703	1,606
Westamerica Bancorporation	33,450	1,605
Tower Group International Ltd.	71,421	1,562
CVB Financial Corp.	118,992	1,558
Horace Mann Educators Corp.	52,538	1,489
Provident Financial Services Inc.	77,199	1,373
NBT Bancorp Inc.	58,807	1,327
American National Insurance Co.	11,452	1,288
Park National Corp.	16,303	1,286
First Financial Bancorp	76,718	1,236
WesBanco Inc.	37,443	1,103
Safety Insurance Group Inc.	20,442	1,099
BGC Partners Inc. Class A	170,096	1,068
Chemical Financial Corp.	34,818	1,040
Independent Bank Corp.	27,676	1,031
Interactive Brokers Group Inc.	63,436	1,028
Oritani Financial Corp.	60,812	989
Brookline Bancorp Inc.	93,476	922
Renasant Corp.	33,624	921
First Commonwealth Financial Corp.	117,271	881
City Holding Co.	19,890	880
S&T Bancorp Inc.	35,911	879
Maiden Holdings Ltd.	71,642	871
Sandy Spring Bancorp Inc.	31,844	778
Flushing Financial Corp.	40,028	759
United Fire Group Inc.	27,676	720
TrustCo Bank Corp. NY	117,667	699
Dime Community Bancshares Inc.	38,326	673
Community Trust Bancorp Inc.	16,684	665
Provident New York Bancorp	55,062	597
Washington Trust Bancorp Inc.	18,458	597
Tompkins Financial Corp.	13,213	596
Simmons First National Corp. Class A	19,711	539
Bancfirst Corp.	9,992	522
1st Source Corp.	19,012	519
First Financial Corp.	13,380	444
SY Bancorp Inc.	14,915	412
Arrow Financial Corp.	13,252	349
Republic Bancorp Inc. Class A	12,844	336
GFI Group Inc.	78,497	314
Baldwin & Lyons Inc.	9,537	255
		1,208,247
Health Care (12.0%)
Johnson & Johnson	3,673,191	343,443
Pfizer Inc.	8,945,564	261,479
Merck & Co. Inc.	4,068,220	195,966
AbbVie Inc.	2,103,148	95,651
Bristol-Myers Squibb Co.	2,207,921	95,470
Eli Lilly & Co.	1,350,474	71,724

Baxter International Inc.	724,931	52,949
Warner Chilcott plc Class A	333,485	7,106
Owens & Minor Inc.	79,610	2,863
Healthcare Services Group Inc.	91,656	2,256
^ PDL BioPharma Inc.	186,311	1,513
Meridian Bioscience Inc.	54,775	1,355
National Healthcare Corp.	12,531	602
		1,132,377
Industrials (13.8%)
General Electric Co.	13,907,978	338,937
United Technologies Corp.	1,215,457	128,316
3M Co.	924,687	108,586
Boeing Co.	923,462	97,056
United Parcel Service Inc. Class B	967,912	84,015
Emerson Electric Co.	961,564	59,011
Lockheed Martin Corp.	432,818	51,990
Automatic Data Processing Inc.	653,704	47,126
Eaton Corp. plc	632,221	43,592
Illinois Tool Works Inc.	543,486	39,153
General Dynamics Corp.	448,308	38,259
Raytheon Co.	436,570	31,363
Norfolk Southern Corp.	420,733	30,781
Northrop Grumman Corp.	317,211	29,202
Waste Management Inc.	624,765	26,259
Paychex Inc.	437,591	17,259
Xerox Corp.	1,636,500	15,874
Republic Services Inc. Class A	400,759	13,590
L-3 Communications Holdings Inc.	120,642	11,238
MeadWestvaco Corp.	236,516	8,739
Packaging Corp. of America	131,574	7,077
MDU Resources Group Inc.	250,973	7,037
Iron Mountain Inc.	224,446	6,240
Bemis Co. Inc.	138,153	5,691
Sonoco Products Co.	125,434	4,828
Broadridge Financial Solutions Inc.	163,177	4,722
RR Donnelley & Sons Co.	241,403	4,584
Exelis Inc.	249,056	3,681
Covanta Holding Corp.	141,879	2,952
Deluxe Corp.	67,606	2,773
Harsco Corp.	107,490	2,769
Molex Inc.	89,446	2,668
Molex Inc. Class A	101,852	2,554
GATX Corp.	51,605	2,332
Mine Safety Appliances Co.	41,494	2,205
Teekay Corp.	54,265	2,153
Greif Inc. Class A	33,673	1,863
TAL International Group Inc.	45,241	1,821
ABM Industries Inc.	69,954	1,812
Aircastle Ltd.	91,037	1,600
Seaspan Corp.	60,878	1,291
Otter Tail Corp.	41,991	1,284
Ship Finance International Ltd.	78,436	1,262
Kaydon Corp.	42,648	1,240
Textainer Group Holdings Ltd.	28,334	1,003
ManTech International Corp. Class A	31,971	944
McGrath RentCorp	27,390	938
^ Nordic American Tankers Ltd.	81,409	772

US Ecology Inc.	22,875	699
American Science & Engineering Inc.	10,923	664
Ennis Inc.	34,887	646
Landauer Inc.	12,193	601
Navios Maritime Holdings Inc.	96,156	537
China Yuchai International Ltd.	30,675	515
Electro Scientific Industries Inc.	38,887	441
Electro Rent Corp.	24,238	433
NAM TAI Electronics Inc.	44,295	346
CDI Corp.	15,674	247
		1,305,571
Oil & Gas (12.5%)
Exxon Mobil Corp.	5,947,120	557,543
Chevron Corp.	2,598,414	327,114
ConocoPhillips	1,624,545	105,368
Occidental Petroleum Corp.	1,083,272	96,465
Kinder Morgan Inc.	886,666	33,481
Williams Cos. Inc.	911,039	31,130
Ensco plc Class A	308,152	17,669
OGE Energy Corp.	262,430	9,815
Targa Resources Corp.	37,378	2,548
Crosstex Energy Inc.	47,526	955
Gulfmark Offshore Inc.	7,850	387
		1,182,475
Technology (9.0%)
Microsoft Corp.	10,114,587	321,947
Cisco Systems Inc.	7,101,354	181,440
Intel Corp.	6,682,399	155,700
Corning Inc.	1,991,887	30,257
Applied Materials Inc.	1,605,361	26,183
Analog Devices Inc.	409,354	20,206
Seagate Technology plc	426,999	17,468
CA Inc.	454,444	13,515
KLA-Tencor Corp.	221,798	13,004
Linear Technology Corp.	311,879	12,650
Maxim Integrated Products Inc.	390,335	11,164
Microchip Technology Inc.	259,042	10,294
Harris Corp.	146,476	8,359
Garmin Ltd.	146,555	5,874
SAIC Inc.	378,683	5,790
Pitney Bowes Inc.	266,816	4,405
Lexmark International Inc. Class A	84,284	3,160
j2 Global Inc.	60,996	2,792
Diebold Inc.	85,243	2,784
Cypress Semiconductor Corp.	196,947	2,515
Intersil Corp. Class A	141,220	1,442
Quality Systems Inc.	58,612	1,340
United Online Inc.	124,161	1,008
Tellabs Inc.	431,117	966
Brooks Automation Inc.	82,570	811
Computer Programs & Systems Inc.	13,958	778
Comtech Telecommunications Corp.	22,680	614
EPIQ Systems Inc.	39,570	515
		856,981
Telecommunications (5.1%)
AT&T Inc.	7,195,934	253,801

Verizon Communications Inc.	3,812,836	188,659
CenturyLink Inc.	814,738	29,208
Windstream Corp.	787,124	6,572
Frontier Communications Corp.	1,324,276	5,774
Consolidated Communications Holdings Inc.	53,848	942
EarthLink Inc.	110,659	694
NTELOS Holdings Corp.	20,342	381
		486,031
Utilities (8.4%)
Duke Energy Corp.	944,348	67,049
Southern Co.	1,159,155	51,976
NextEra Energy Inc.	563,083	48,769
Dominion Resources Inc.	772,728	45,830
Exelon Corp.	1,131,990	34,628
Spectra Energy Corp.	890,913	32,064
American Electric Power Co. Inc.	644,502	29,873
Sempra Energy	325,458	28,520
PG&E Corp.	586,930	26,934
PPL Corp.	772,035	24,527
Consolidated Edison Inc.	388,674	23,282
Public Service Enterprise Group Inc.	680,351	22,989
Edison International	435,871	21,728
FirstEnergy Corp.	559,407	21,297
Xcel Energy Inc.	665,219	19,923
Northeast Utilities	418,189	18,572
DTE Energy Co.	232,615	16,446
Entergy Corp.	238,150	16,075
ONEOK Inc.	273,573	14,486
CenterPoint Energy Inc.	571,307	14,180
Wisconsin Energy Corp.	309,217	13,445
NiSource Inc.	414,161	12,723
Ameren Corp.	323,203	11,574
American Water Works Co. Inc.	235,972	10,071
CMS Energy Corp.	354,589	9,925
SCANA Corp.	167,810	8,711
Pinnacle West Capital Corp.	146,414	8,624
Alliant Energy Corp.	147,566	7,817
NV Energy Inc.	312,404	7,382
Pepco Holdings Inc.	331,964	6,822
AGL Resources Inc.	147,747	6,765
Integrys Energy Group Inc.	105,837	6,647
National Fuel Gas Co.	100,024	6,484
UGI Corp.	152,301	6,395
Westar Energy Inc.	168,385	5,656
Questar Corp.	234,733	5,601
Atmos Energy Corp.	120,630	5,337
Aqua America Inc.	153,547	5,199
TECO Energy Inc.	290,707	5,137
Great Plains Energy Inc.	195,053	4,718
Vectren Corp.	109,345	4,048
Cleco Corp.	80,746	3,917
IDACORP Inc.	66,766	3,523
Hawaiian Electric Industries Inc.	131,617	3,509
Piedmont Natural Gas Co. Inc.	100,924	3,487
Portland General Electric Co.	100,440	3,184
WGL Holdings Inc.	68,517	3,150
Black Hills Corp.	59,340	3,148

Southwest Gas Corp.			61,986	3,077
ALLETE Inc.			53,373	2,862
UNS Energy Corp.			55,151	2,804
South Jersey Industries Inc.			42,774	2,613
PNM Resources Inc.			106,684	2,505
UIL Holdings Corp.			60,792	2,483
New Jersey Resources Corp.			55,395	2,479
Avista Corp.			80,061	2,304
NorthWestern Corp.			50,488	2,131
El Paso Electric Co.			53,781	2,031
Laclede Group Inc.			39,280	1,801
MGE Energy Inc.			30,570	1,795
American States Water Co.			25,696	1,650
Northwest Natural Gas Co.			35,838	1,575
California Water Service Group			63,039	1,374
Empire District Electric Co.			56,532	1,310
SJW Corp.			20,767	579
				797,520
Total Common Stocks (Cost $7,921,520)				9,442,968
	Coupon
Temporary Cash Investments (0.3%)[1]
Money Market Fund (0.3%)
[2,3] Vanguard Market Liquidity Fund	0.124%		28,832,444	28,832

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
[4,5] Fannie Mae Discount Notes	0.110%	8/21/13	500	500
[4,5] Fannie Mae Discount Notes	0.145%	12/26/13	1,000	999
[5,6] Federal Home Loan Bank Discount Notes	0.095%	10/4/13	1,000	1,000
[4,5] Freddie Mac Discount Notes	0.130%	9/16/13	350	350
				2,849
Total Temporary Cash Investments (Cost $31,681)				31,681
Total Investments (100.0%) (Cost $7,953,201)				9,474,649
Other Assets and Liabilities-Net (0.0%)[3]				2,226
Net Assets (100%)				9,476,875

^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $344,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.0%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $379,000 of collateral received for securities on loan.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5 Securities with a value of $1,849,000 have been segregated as initial margin for open futures contracts.
6 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest

High Dividend Yield Index Fund

quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of July 31, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	9,442,968	—	—
Temporary Cash Investments	28,832	2,849	—
Futures Contracts—Liabilities[1]	(84)	—	—
Total	9,471,716	2,849	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund may use index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange; monitors the financial strength of its clearing brokers and clearinghouse; and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

High Dividend Yield Index Fund

At July 31, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P 500 Index	September 2013	400	33,610	1,746

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At July 31, 2013, the cost of investment securities for tax purposes was $7,953,415,000. Net unrealized appreciation of investment securities for tax purposes was $1,521,234,000, consisting of unrealized gains of $1,561,518,000 on securities that had risen in value since their purchase and $40,284,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Emerging Markets Government Bond Index Fund

Schedule of Investments
As of July 31, 2013

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
Argentina (0.9%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.9%)
	Provincia de Buenos Aires	11.750%	10/5/15	200	179
	Republic of Argentina	8.750%	6/2/17	100	78
	Republic of Argentina	5.770%	12/31/33	554	335
	Republic of Argentina	5.770%	12/31/33	163	97
1	Republic of Argentina	2.500%	12/31/38	772	255
Total Argentina (Cost $940)					944
Azerbaijan (0.2%)
Sovereign Bond (U.S. Dollar-Denominated) (0.2%)
	State Oil Co. of the Azerbaijan Republic (Cost
	$213)	5.450%	2/9/17	200	210

Bahrain (0.8%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.8%)
	Kingdom of Bahrain	6.273%	11/22/18	450	509
2	Kingdom of Bahrain	6.125%	7/5/22	200	204
2	Kingdom of Bahrain	6.125%	8/1/23	150	151
Total Bahrain (Cost $873)					864
Belarus (0.2%)
Sovereign Bond (U.S. Dollar-Denominated) (0.2%)
	Republic of Belarus (Cost $267)	8.750%	8/3/15	258	257

Belize (0.0%)
Sovereign Bond (U.S. Dollar-Denominated) (0.0%)
1	Belize (Cost $30)	5.000%	2/20/38	50	29

Bermuda (0.1%)
Sovereign Bond (U.S. Dollar-Denominated) (0.1%)
2	Bermuda (Cost $150)	4.854%	2/6/24	150	150

Brazil (10.7%)
Sovereign Bonds (U.S. Dollar-Denominated) (10.7%)
	Banco do Brasil SA	4.500%	1/22/15	100	103
	Banco do Brasil SA	3.875%	1/23/17	244	251
	Banco do Brasil SA	6.000%	1/22/20	100	106
	Banco do Brasil SA	5.375%	1/15/21	100	96
	Banco do Brasil SA	5.875%	1/26/22	200	193
	Banco do Brasil SA	3.875%	10/10/22	475	422
	Banco do Brasil SA	5.875%	1/19/23	50	48
	Banco Nacional de Desenvolvimento
	Economico e Social	6.500%	6/10/19	400	440
	Caixa Economica Federal	2.375%	11/6/17	175	163
	Centrais Eletricas Brasileiras SA	6.875%	7/30/19	200	214
	Centrais Eletricas Brasileiras SA	5.750%	10/27/21	200	196
	Federative Republic of Brazil	7.875%	3/7/15	300	330
	Federative Republic of Brazil	6.000%	1/17/17	850	956
1	Federative Republic of Brazil	8.000%	1/15/18	50	57
	Federative Republic of Brazil	5.875%	1/15/19	255	288

Federative Republic of Brazil	4.875%	1/22/21	531	567
Federative Republic of Brazil	2.625%	1/5/23	400	344
Federative Republic of Brazil	8.875%	4/15/24	207	283
Federative Republic of Brazil	8.750%	2/4/25	100	137
Federative Republic of Brazil	10.125%	5/15/27	430	654
Federative Republic of Brazil	7.125%	1/20/37	1,090	1,273
Federative Republic of Brazil	5.625%	1/7/41	100	98
3 Petrobras Global Finance BV	1.894%	5/20/16	100	99
Petrobras Global Finance BV	2.000%	5/20/16	300	296
3 Petrobras Global Finance BV	2.408%	1/15/19	150	148
Petrobras Global Finance BV	3.000%	1/15/19	726	677
Petrobras Global Finance BV	4.375%	5/20/23	500	449
Petrobras Global Finance BV	5.625%	5/20/43	300	250
Petrobras International Finance Co.	2.875%	2/6/15	425	431
Petrobras International Finance Co.	3.875%	1/27/16	300	309
Petrobras International Finance Co.	5.875%	3/1/18	150	161
Petrobras International Finance Co.	5.750%	1/20/20	250	259
Petrobras International Finance Co.	5.375%	1/27/21	960	964
Petrobras International Finance Co.	6.875%	1/20/40	150	147
Petrobras International Finance Co.	6.750%	1/27/41	247	237
Total Brazil (Cost $12,257)				11,646
Bulgaria (0.2%)
Sovereign Bond (U.S. Dollar-Denominated) (0.2%)
Republic of Bulgaria (Cost $165)	8.250%	1/15/15	150	165

Cayman Islands (2.0%)
Sovereign Bonds (U.S. Dollar-Denominated) (2.0%)
2 ADCB Finance Cayman Ltd.	4.750%	10/8/14	225	233
Emirate of Dubai	6.396%	11/3/14	150	157
Emirate of Dubai	4.900%	5/2/17	200	211
2 IPIC GMTN Ltd.	3.125%	11/15/15	100	103
2 IPIC GMTN Ltd.	3.750%	3/1/17	245	258
2 IPIC GMTN Ltd.	5.000%	11/15/20	250	269
2 IPIC GMTN Ltd.	5.500%	3/1/22	310	335
Jafz Sukuk Ltd.	7.000%	6/19/19	200	222
1 Republic of Ivory Coast	7.100%	12/31/32	376	331
Total Cayman Islands (Cost $2,180)				2,119
Chile (1.2%)
Sovereign Bonds (U.S. Dollar-Denominated) (1.2%)
2 Banco del Estado de Chile	3.875%	2/8/22	200	195
2 Corp. Nacional del Cobre de Chile	3.750%	11/4/20	400	399
2 Corp. Nacional del Cobre de Chile	5.625%	9/21/35	200	205
2 Corp. Nacional del Cobre de Chile	4.250%	7/17/42	250	206
Republic of Chile	2.250%	10/30/22	200	180
Republic of Chile	3.625%	10/30/42	150	127
Total Chile (Cost $1,363)				1,312
China (3.8%)
Sovereign Bonds (U.S. Dollar-Denominated) (3.8%)
Amber Circle Funding Ltd.	2.000%	12/4/17	200	196
China Development Bank Corp.	5.000%	10/15/15	200	217
2 CNOOC Finance 2011 Ltd.	4.250%	1/26/21	338	346
2 CNOOC Finance 2012 Ltd.	3.875%	5/2/22	200	198
CNOOC Finance 2013 Ltd.	1.125%	5/9/16	250	247
CNOOC Finance 2013 Ltd.	3.000%	5/9/23	300	271
CNOOC Finance 2013 Ltd.	4.250%	5/9/43	200	170
CNPC General Capital Ltd.	3.400%	4/16/23	450	415

2	CNPC HK Overseas Capital Ltd.	3.125%	4/28/16	150	156
2	COSL Finance BVI Ltd.	3.250%	9/6/22	100	90
2	Export-Import Bank of China	4.875%	7/21/15	200	213
	MCC Holding Hong Kong Corp. Ltd.	4.875%	7/29/16	200	200
	Nexen Inc.	5.875%	3/10/35	158	165
	Nexen Inc.	6.400%	5/15/37	225	248
[1,2] Sinochem Global Capital Co. Ltd.		5.000%	12/29/49	200	184
2	Sinochem Overseas Capital Co. Ltd.	4.500%	11/12/20	275	277
2	Sinopec Group Overseas Development 2012
	Ltd.	3.900%	5/17/22	400	390
2	Sinopec Group Overseas Development 2012
	Ltd.	4.875%	5/17/42	100	93
Total China (Cost $4,235)					4,076
Colombia (2.2%)
Sovereign Bonds (U.S. Dollar-Denominated) (2.2%)
	Ecopetrol SA	7.625%	7/23/19	175	209
	Republic of Colombia	7.375%	1/27/17	900	1,046
1	Republic of Colombia	2.625%	3/15/23	200	177
	Republic of Colombia	8.125%	5/21/24	150	197
	Republic of Colombia	7.375%	9/18/37	200	254
	Republic of Colombia	6.125%	1/18/41	450	496
Total Colombia (Cost $2,474)					2,379
Costa Rica (0.5%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.5%)
	Instituto Costarricense de Electricidad	6.950%	11/10/21	200	214
	Republic of Costa Rica	4.250%	1/26/23	400	377
Total Costa Rica (Cost $597)					591
Croatia (0.9%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.9%)
	Republic of Croatia	6.250%	4/27/17	200	213
	Republic of Croatia	6.750%	11/5/19	400	433
	Republic of Croatia	6.375%	3/24/21	350	369
Total Croatia (Cost $1,039)					1,015
Dominican Republic (0.3%)
Sovereign Bond (U.S. Dollar-Denominated) (0.3%)
1	Dominican Republic (Cost $395)	7.500%	5/6/21	350	378

Ecuador (0.1%)
Sovereign Bond (U.S. Dollar-Denominated) (0.1%)
	Republic of Ecuador (Cost $106)	9.375%	12/15/15	100	103

Egypt (0.3%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.3%)
	Arab Republic of Egypt	5.750%	4/29/20	312	262
	Nile Finance Ltd.	5.250%	8/5/15	100	93
Total Egypt (Cost $365)					355
El Salvador (0.5%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.5%)
	Republic of El Salvador	7.750%	1/24/23	100	111
	Republic of El Salvador	5.875%	1/30/25	200	197
	Republic of El Salvador	7.650%	6/15/35	260	257
Total El Salvador (Cost $594)					565

Gabon (0.1%)
Sovereign Bond (U.S. Dollar-Denominated) (0.1%)
Gabonese Republic (Cost $117)	8.200%	12/12/17	100	114

Georgia (0.2%)
Sovereign Bond (U.S. Dollar-Denominated) (0.2%)
Republic of Georgia (Cost $228)	6.875%	4/12/21	200	217

Ghana (0.3%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.3%)
Republic of Ghana	8.500%	10/4/17	100	109
2 Republic of Ghana	7.875%	8/7/23	200	197
Total Ghana (Cost $310)				306
Guatemala (0.2%)
Sovereign Bond (U.S. Dollar-Denominated) (0.2%)
Republic of Guatemala (Cost $196)	4.875%	2/13/28	200	186

Hungary (1.3%)
Sovereign Bonds (U.S. Dollar-Denominated) (1.3%)
Republic of Hungary	4.750%	2/3/15	100	102
Republic of Hungary	4.125%	2/19/18	400	391
Republic of Hungary	6.375%	3/29/21	560	585
Republic of Hungary	7.625%	3/29/41	300	313
Total Hungary (Cost $1,443)				1,391
India (1.6%)
Sovereign Bonds (U.S. Dollar-Denominated) (1.6%)
Bank of India	3.625%	9/21/18	350	336
Export-Import Bank of India	4.000%	1/14/23	200	181
IDBI Bank Ltd.	3.750%	1/25/19	200	190
Indian Oil Corp. Ltd.	4.750%	1/22/15	150	155
NTPC Ltd.	5.625%	7/14/21	200	203
State Bank of India	4.125%	8/1/17	650	650
Total India (Cost $1,784)				1,715
Indonesia (4.9%)
Sovereign Bonds (U.S. Dollar-Denominated) (4.9%)
Majapahit Holding BV	7.750%	1/20/20	400	447
2 Pertamina Persero PT	4.300%	5/20/23	655	588
2 Pertamina Persero PT	6.000%	5/3/42	200	173
2 Pertamina Persero PT	5.625%	5/20/43	200	165
Perusahaan Listrik Negara PT	5.250%	10/24/42	200	160
Republic of Indonesia	6.875%	3/9/17	550	616
Republic of Indonesia	6.875%	1/17/18	466	528
Republic of Indonesia	11.625%	3/4/19	400	548
Republic of Indonesia	4.875%	5/5/21	200	202
Republic of Indonesia	3.300%	11/21/22	228	197
Republic of Indonesia	3.375%	4/15/23	200	176
Republic of Indonesia	6.625%	2/17/37	918	973
Republic of Indonesia	7.750%	1/17/38	100	121
Republic of Indonesia	5.250%	1/17/42	100	91
Republic of Indonesia	4.625%	4/15/43	375	307
Total Indonesia (Cost $5,669)				5,292

Iraq (0.2%)
Sovereign Bond (U.S. Dollar-Denominated) (0.2%)
Republic of Iraq (Cost $273)	5.800%	1/15/28	310	265

Jamaica (0.1%)
Sovereign Bond (U.S. Dollar-Denominated) (0.1%)
1 Jamaica (Cost $151)	8.000%	6/24/19	150	150

Kazakhstan (1.9%)
Sovereign Bonds (U.S. Dollar-Denominated) (1.9%)
Development Bank of Kazakhstan JSC	4.125%	12/10/22	200	182
2 KazAgro National Management Holding JSC	4.625%	5/24/23	200	183
Kazakhstan Temir Zholy Finance BV	6.950%	7/10/42	200	204
Kazatomprom Natsionalnaya Atomnaya
Kompaniya AO	6.250%	5/20/15	200	211
KazMunayGas National Co. JSC	9.125%	7/2/18	850	1,035
2 KazMunayGas National Co. JSC	5.750%	4/30/43	225	199
Total Kazakhstan (Cost $2,082)				2,014
Latvia (0.5%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.5%)
Republic of Latvia	5.250%	2/22/17	200	217
Republic of Latvia	2.750%	1/12/20	300	283
Total Latvia (Cost $506)				500
Lebanon (2.1%)
Sovereign Bonds (U.S. Dollar-Denominated) (2.1%)
Republic of Lebanon	8.500%	8/6/15	250	268
Republic of Lebanon	8.500%	1/19/16	300	325
Republic of Lebanon	9.000%	3/20/17	150	168
Republic of Lebanon	5.450%	11/28/19	350	338
Republic of Lebanon	6.375%	3/9/20	280	280
Republic of Lebanon	6.100%	10/4/22	400	390
Republic of Lebanon	6.000%	1/27/23	400	386
Republic of Lebanon	6.600%	11/27/26	100	99
Total Lebanon (Cost $2,279)				2,254
Lithuania (1.0%)
Sovereign Bonds (U.S. Dollar-Denominated) (1.0%)
2 Republic of Lithuania	6.750%	1/15/15	450	479
Republic of Lithuania	6.125%	3/9/21	100	115
Republic of Lithuania	6.625%	2/1/22	440	516
Total Lithuania (Cost $1,129)				1,110
Luxembourg (0.3%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.3%)
2 Russian Agricultural Bank OJSC Via RSHB
Capital SA	5.100%	7/25/18	100	100
2 Sberbank of Russia Via SB Capital SA	5.250%	5/23/23	150	141
VTB Bank OJSC Via VTB Capital SA	6.250%	6/30/35	100	107
Total Luxembourg (Cost $350)				348
Malaysia (1.8%)
Sovereign Bonds (U.S. Dollar-Denominated) (1.8%)
2 Federation of Malaysia	2.991%	7/6/16	625	654
2 Petroliam Nasional Bhd.	7.750%	8/15/15	100	112
2 Petronas Capital Ltd.	5.250%	8/12/19	648	717
Petronas Capital Ltd.	5.250%	8/12/19	216	240
SSG Resources Ltd.	4.250%	10/4/22	200	191

Total Malaysia (Cost $1,955)				1,914
Mexico (7.8%)
Sovereign Bonds (U.S. Dollar-Denominated) (7.8%)
Comision Federal de Electricidad	4.875%	5/26/21	250	261
Pemex Project Funding Master Trust	5.750%	3/1/18	400	445
Pemex Project Funding Master Trust	6.625%	6/15/35	540	585
Petroleos Mexicanos	4.875%	3/15/15	200	210
2 Petroleos Mexicanos	3.500%	7/18/18	200	203
Petroleos Mexicanos	8.000%	5/3/19	472	579
Petroleos Mexicanos	6.000%	3/5/20	100	112
Petroleos Mexicanos	5.500%	1/21/21	350	378
2 Petroleos Mexicanos	3.500%	1/30/23	150	138
Petroleos Mexicanos	6.500%	6/2/41	300	316
2 Petroleos Mexicanos	6.500%	6/2/41	50	52
Petroleos Mexicanos	5.500%	6/27/44	375	343
2 Petroleos Mexicanos	5.500%	6/27/44	100	92
United Mexican States	6.625%	3/3/15	800	872
United Mexican States	5.625%	1/15/17	140	157
United Mexican States	5.950%	3/19/19	750	866
United Mexican States	3.625%	3/15/22	200	200
United Mexican States	8.000%	9/24/22	150	196
United Mexican States	6.750%	9/27/34	985	1,174
United Mexican States	6.050%	1/11/40	220	240
United Mexican States	4.750%	3/8/44	650	594
United Mexican States	5.750%	10/12/10	450	423
Total Mexico (Cost $8,778)				8,436
Mongolia (0.2%)
Sovereign Bond (U.S. Dollar-Denominated) (0.2%)
Mongolia (Cost $234)	5.125%	12/5/22	250	215

Morocco (0.2%)
Sovereign Bond (U.S. Dollar-Denominated) (0.2%)
Kingdom of Morocco (Cost $245)	4.250%	12/11/22	250	226

Nigeria (0.2%)
Sovereign Bond (U.S. Dollar-Denominated) (0.2%)
2 Federal Republic of Nigeria (Cost $198)	5.125%	7/12/18	200	205

Pakistan (0.2%)
Sovereign Bond (U.S. Dollar-Denominated) (0.2%)
Islamic Republic of Pakistan (Cost $168)	6.875%	6/1/17	175	168

Panama (1.1%)
Sovereign Bonds (U.S. Dollar-Denominated) (1.1%)
Republic of Panama	7.250%	3/15/15	400	436
1 Republic of Panama	6.700%	1/26/36	680	812
Total Panama (Cost $1,298)				1,248
Peru (1.4%)
Sovereign Bonds (U.S. Dollar-Denominated) (1.4%)
Fondo MIVIVIENDA SA	3.500%	1/31/23	100	89
Republic of Peru	8.375%	5/3/16	100	115
Republic of Peru	7.125%	3/30/19	200	241
Republic of Peru	7.350%	7/21/25	100	128
1 Republic of Peru	6.550%	3/14/37	759	898
Republic of Peru	5.625%	11/18/50	100	105

Total Peru (Cost $1,678)					1,576
Philippines (3.4%)
Sovereign Bonds (U.S. Dollar-Denominated) (3.4%)
4	Power Sector Assets & Liabilities
	Management Corp.	6.875%	11/2/16	100	114
4	Power Sector Assets & Liabilities
	Management Corp.	7.250%	5/27/19	214	255
	Power Sector Assets & Liabilities
	Management Corp.	7.390%	12/2/24	100	124
	Republic of Philippines	8.375%	6/17/19	405	517
	Republic of Philippines	4.000%	1/15/21	250	260
	Republic of Philippines	10.625%	3/16/25	300	466
	Republic of Philippines	5.500%	3/30/26	550	623
	Republic of Philippines	9.500%	2/2/30	100	150
	Republic of Philippines	7.750%	1/14/31	300	391
	Republic of Philippines	6.375%	1/15/32	100	116
	Republic of Philippines	6.375%	10/23/34	350	418
	Republic of Philippines	5.000%	1/13/37	200	213
Total Philippines (Cost $3,835)					3,647
Poland (1.8%)
Sovereign Bonds (U.S. Dollar-Denominated) (1.8%)
	Republic of Poland	3.875%	7/16/15	300	316
	Republic of Poland	6.375%	7/15/19	425	500
	Republic of Poland	5.125%	4/21/21	600	655
	Republic of Poland	5.000%	3/23/22	200	216
	Republic of Poland	3.000%	3/17/23	250	228
Total Poland (Cost $1,967)					1,915
Qatar (4.7%)
Sovereign Bonds (U.S. Dollar-Denominated) (4.7%)
[1,2] Nakilat Inc.		6.067%	12/31/33	100	105
[2,5] Qatari Diar Finance QSC		3.500%	7/21/15	215	223
[2,5] Qatari Diar Finance QSC		5.000%	7/21/20	275	301
	QNB Finance Ltd.	3.375%	2/22/17	400	410
	QNB Finance Ltd.	2.125%	2/14/18	200	194
2	Qtel International Finance Ltd.	3.375%	10/14/16	305	318
2	Qtel International Finance Ltd.	4.750%	2/16/21	100	104
2	Qtel International Finance Ltd.	3.250%	2/21/23	150	138
2	Qtel International Finance Ltd.	3.875%	1/31/28	200	178
2	Ras Laffan Liquefied Natural Gas Co. Ltd. III	5.500%	9/30/14	250	262
[1,2] Ras Laffan Liquefied Natural Gas Co. Ltd. III		5.838%	9/30/27	270	289
2	State of Qatar	4.000%	1/20/15	475	494
5	State of Qatar	2.099%	1/18/18	300	298
2	State of Qatar	6.550%	4/9/19	250	297
2	State of Qatar	5.250%	1/20/20	507	567
5	State of Qatar	3.241%	1/18/23	425	415
2	State of Qatar	9.750%	6/15/30	150	233
2	State of Qatar	6.400%	1/20/40	100	115
2	State of Qatar	5.750%	1/20/42	200	214
Total Qatar (Cost $5,309)					5,155
Romania (0.5%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.5%)
	Republic of Romania	6.750%	2/7/22	450	506
	Republic of Romania	4.375%	8/22/23	50	48
Total Romania (Cost $580)					554

Russia (12.1%)
Sovereign Bonds (U.S. Dollar-Denominated) (12.1%)
AK Transneft OJSC Via TransCapitalInvest
Ltd.	8.700%	8/7/18	120	146
Bank of Moscow via BOM Capital PL	6.699%	3/11/15	175	184
Gazprom Neft OAO Via GPN Capital SA	4.375%	9/19/22	200	184
Gazprom OAO Via Gaz Capital SA	5.092%	11/29/15	200	212
Gazprom OAO Via Gaz Capital SA	4.950%	5/23/16	200	209
Gazprom OAO Via Gaz Capital SA	6.212%	11/22/16	325	354
Gazprom OAO Via Gaz Capital SA	9.250%	4/23/19	100	122
Gazprom OAO Via Gaz Capital SA	3.850%	2/6/20	578	548
Gazprom OAO Via Gaz Capital SA	4.950%	7/19/22	300	291
Gazprom OAO Via Gaz Capital SA	4.950%	2/6/28	450	395
Gazprombank OJSC Via GPB Eurobond
Finance plc	6.500%	9/23/15	345	369
1 Gazprombank OJSC Via GPB Eurobond
Finance plc	7.875%	4/29/49	200	201
Rosneft Oil Co. via Rosneft International
Finance Ltd.	4.199%	3/6/22	327	302
Russian Agricultural Bank OJSC Via RSHB
Capital SA	6.299%	5/15/17	200	213
Russian Agricultural Bank OJSC Via RSHB
Capital SA	5.298%	12/27/17	318	326
Russian Federation	3.625%	4/29/15	100	104
Russian Federation	3.250%	4/4/17	200	208
Russian Federation	11.000%	7/24/18	600	829
Russian Federation	5.000%	4/29/20	700	757
Russian Federation	4.500%	4/4/22	200	206
Russian Federation	12.750%	6/24/28	100	174
1 Russian Federation	7.500%	3/31/30	2,123	2,490
Russian Federation	5.625%	4/4/42	600	619
Russian Railways via RZD Capital plc	5.739%	4/3/17	250	268
Russian Railways via RZD Capital plc	5.700%	4/5/22	200	206
Sberbank of Russia Via SB Capital SA	5.499%	7/7/15	150	159
Sberbank of Russia Via SB Capital SA	4.950%	2/7/17	500	521
Sberbank of Russia Via SB Capital SA	5.125%	10/29/22	524	494
Vnesheconombank Via VEB Finance plc	6.902%	7/9/20	550	619
Vnesheconombank Via VEB Finance plc	6.800%	11/22/25	100	108
VTB Bank OJSC Via VTB Capital SA	6.465%	3/4/15	150	159
VTB Bank OJSC Via VTB Capital SA	6.000%	4/12/17	525	549
VTB Bank OJSC Via VTB Capital SA	6.950%	10/17/22	375	376
1 VTB Bank OJSC via VTB Eurasia Ltd.	9.500%	12/29/49	250	267
Total Russia (Cost $13,580)				13,169
Saudi Arabia (0.7%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.7%)
Saudi Electricity Global Sukuk Co.	4.211%	4/3/22	200	201
Saudi Electricity Global Sukuk Co. 2	3.473%	4/8/23	550	531
Total Saudi Arabia (Cost $752)				732
Serbia, Republic Of (0.4%)
Sovereign Bond (U.S. Dollar-Denominated) (0.4%)
Republic of Serbia (Cost $495)	4.875%	2/25/20	500	459

South Africa (1.3%)
Sovereign Bonds (U.S. Dollar-Denominated) (1.3%)
Eskom Holdings SOC Ltd.	5.750%	1/26/21	400	390
Republic of South Africa	6.875%	5/27/19	100	115

	Republic of South Africa	5.500%	3/9/20	385	414
	Republic of South Africa	5.875%	5/30/22	500	543
Total South Africa (Cost $1,539)					1,462
Sri Lanka (0.5%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.5%)
	Democratic Socialist Republic of Sri Lanka	7.400%	1/22/15	100	105
	Democratic Socialist Republic of Sri Lanka	6.250%	10/4/20	432	435
Total Sri Lanka (Cost $551)					540
Thailand (0.1%)
Sovereign Bond (U.S. Dollar-Denominated) (0.1%)
	PTT PCL (Cost $182)	4.500%	10/25/42	200	163

Trinidad and Tobago (0.2%)
Sovereign Bond (U.S. Dollar-Denominated) (0.2%)
2	Petroleum Co. of Trinidad & Tobago Ltd.
	(Cost $192)	9.750%	8/14/19	150	187

Turkey (5.9%)
Sovereign Bonds (U.S. Dollar-Denominated) (5.9%)
	Export Credit Bank of Turkey	5.875%	4/24/19	200	204
	Republic of Turkey	7.250%	3/15/15	100	108
	Republic of Turkey	7.000%	9/26/16	500	559
	Republic of Turkey	7.500%	7/14/17	200	229
	Republic of Turkey	6.750%	4/3/18	987	1,112
	Republic of Turkey	7.000%	6/5/20	50	57
	Republic of Turkey	5.625%	3/30/21	701	740
	Republic of Turkey	6.250%	9/26/22	504	549
	Republic of Turkey	3.250%	3/23/23	451	392
	Republic of Turkey	7.375%	2/5/25	250	288
	Republic of Turkey	11.875%	1/15/30	100	163
	Republic of Turkey	8.000%	2/14/34	100	121
	Republic of Turkey	6.875%	3/17/36	830	895
	Republic of Turkey	6.000%	1/14/41	150	145
	Republic of Turkey	4.875%	4/16/43	500	416
	Turkiye Halk Bankasi AS	4.875%	7/19/17	200	197
	Turkiye Vakiflar Bankasi Tao	6.000%	11/1/22	200	184
Total Turkey (Cost $6,941)					6,359
Ukraine (2.2%)
Sovereign Bonds (U.S. Dollar-Denominated) (2.2%)
	Financing of Infrastructural Projects State
	Enterprise	7.400%	4/20/18	200	172
6	National JSC Naftogaz of Ukraine	9.500%	9/30/14	300	301
	Oschadbank Via SSB #1 plc	8.875%	3/20/18	200	177
	Ukraine	6.580%	11/21/16	615	578
	Ukraine	9.250%	7/24/17	400	401
	Ukraine	7.750%	9/23/20	223	205
	Ukraine	7.950%	2/23/21	450	415
	Ukreximbank Via Biz Finance plc	8.375%	4/27/15	125	121
Total Ukraine (Cost $2,538)					2,370
United Arab Emirates (4.2%)
Sovereign Bonds (U.S. Dollar-Denominated) (4.2%)
2	Abu Dhabi National Energy Co.	5.875%	10/27/16	260	287
2	Abu Dhabi National Energy Co.	2.500%	1/12/18	200	198
2	Abu Dhabi National Energy Co.	5.875%	12/13/21	200	223
2	Abu Dhabi National Energy Co.	3.625%	1/12/23	300	279

2	Abu Dhabi National Energy Co.	6.500%	10/27/36	100	117
	ADCB Finance Cayman Ltd.	4.500%	3/6/23	200	198
[1,2] Dolphin Energy Ltd.		5.888%	6/15/19	71	77
2	Dolphin Energy Ltd.	5.500%	12/15/21	220	243
2	DP World Ltd.	6.850%	7/2/37	200	204
2	DP World Sukuk Ltd.	6.250%	7/2/17	270	296
2	Dubai Electricity & Water Authority	8.500%	4/22/15	200	221
2	Dubai Electricity & Water Authority	7.375%	10/21/20	250	290
2	Emirate of Abu Dhabi	6.750%	4/8/19	175	212
	Emirate of Dubai	7.750%	10/5/20	100	117
	Emirate of Dubai	3.875%	1/30/23	200	185
[1,2] Emirates Airline		4.500%	2/6/25	160	149
	Emirates NBD PJSC	4.625%	3/28/17	225	235
2	MDC-GMTN B.V.	7.625%	5/6/19	200	244
	National Bank of Abu Dhabi PJSC	4.500%	9/11/14	225	233
	National Bank of Abu Dhabi PJSC	3.000%	8/13/19	200	196
	TDIC Sukuk Ltd.	4.949%	10/21/14	230	240
[1,2] Waha Aerospace BV		3.925%	7/28/20	91	94
Total United Arab Emirates (Cost $4,653)					4,538
United States (0.3%)
U.S. Government and Agency Obligations (0.3%)
	United States Treasury Note/Bond (Cost $315)
		1.375%	6/30/18	315	315

Uruguay (0.7%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.7%)
1	Oriental Republic of Uruguay	8.000%	11/18/22	150	195
1	Oriental Republic of Uruguay	7.625%	3/21/36	350	455
1	Oriental Republic of Uruguay	4.125%	11/20/45	100	81
Total Uruguay (Cost $763)					731
Venezuela (5.7%)
Sovereign Bonds (U.S. Dollar-Denominated) (5.7%)
	Bolivarian Republic of Venezuela	8.500%	10/8/14	200	202
	Bolivarian Republic of Venezuela	5.750%	2/26/16	365	329
	Bolivarian Republic of Venezuela	7.000%	12/1/18	250	210
	Bolivarian Republic of Venezuela	7.750%	10/13/19	450	377
	Bolivarian Republic of Venezuela	6.000%	12/9/20	100	73
1	Bolivarian Republic of Venezuela	12.750%	8/23/22	325	331
	Bolivarian Republic of Venezuela	9.000%	5/7/23	350	289
	Bolivarian Republic of Venezuela	8.250%	10/13/24	484	374
	Bolivarian Republic of Venezuela	11.750%	10/21/26	425	401
	Bolivarian Republic of Venezuela	9.250%	9/15/27	450	373
	Bolivarian Republic of Venezuela	9.250%	5/7/28	440	355
1	Bolivarian Republic of Venezuela	11.950%	8/5/31	435	411
	Bolivarian Republic of Venezuela	9.375%	1/13/34	150	121
	Bolivarian Republic of Venezuela	7.000%	3/31/38	200	135
	Petroleos de Venezuela SA	5.250%	4/12/17	200	164
1	Petroleos de Venezuela SA	8.500%	11/2/17	750	690
1	Petroleos de Venezuela SA	9.000%	11/17/21	263	219
1	Petroleos de Venezuela SA	12.750%	2/17/22	490	489
	Petroleos de Venezuela SA	5.375%	4/12/27	500	292
1	Petroleos de Venezuela SA	9.750%	5/17/35	400	314
	Petroleos de Venezuela SA	5.500%	4/12/37	150	87
Total Venezuela (Cost $6,653)					6,236

Vietnam (0.2%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.2%)
Socialist Republic of Vietnam	6.875%	1/15/16	100	107
Socialist Republic of Vietnam	6.750%	1/29/20	73	80
Total Vietnam (Cost $189)				187
Virgin Islands (0.3%)
Sovereign Bond (U.S. Dollar-Denominated) (0.3%)
2 Sinopec Capital 2013 Ltd. (Cost $380)	3.125%	4/24/23	400	361

Zambia (0.2%)
Sovereign Bond (U.S. Dollar-Denominated) (0.2%)
Republic of Zambia (Cost $189)	5.375%	9/20/22	200	178

Temporary Cash Investments (1.3%)
Money Market Fund (1.3%)
			Shares
7 Vanguard Market Liquidity Fund (Cost $1,392)
	0.124%		1,392,344	1,392

Total Investments (99.2%) (Cost $112,309)				107,658
Other Assets and Liabilities-Net (0.8%)				907
Net Assets (100%)				108,565

1 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2013, the aggregate value of these securities was $16,573,000, representing 15.3% of net assets.
3 Adjustable-rate security.
4 Guaranteed by the Republic of the Philippines
5 Guaranteed by the State of Qatar.
6 Guaranteed by Ukraine
7 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Emerging Markets Government Bond Index Fund

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of July 31, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	315	—
Sovereign Bonds	—	105,951	—
Temporary Cash Investments	1,392	—	—
Total	1,392	106,266	—

C. At July 31, 2013, the cost of investment securities for tax purposes was $112,309,000. Net unrealized depreciation of investment securities for tax purposes was $4,651,000, consisting of unrealized gains of $73,000 on securities that had risen in value since their purchase and $4,724,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD WHITEHALL FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: September 18, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WHITEHALL FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: September 18, 2013

VANGUARD WHITEHALL FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: September 18, 2013

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012 see file Number 2-11444, Incorporated by Reference.